Debt Capital leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
Capital leased assets	$ 14,100
2018	2,809
2019	3,417
2020	1,897
2021	1,896
2022	158
Total minimum lease payments	10,177
Less: amount representing interest	(612)
Present value of net minimum lease payments	9,565
Accrued Liabilities
Capital Leased Assets [Line Items]
Present value of net minimum lease payments	2,400
Other Noncurrent Liabilities
Capital Leased Assets [Line Items]
Present value of net minimum lease payments	$ 7,200